INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS LOSS BEFORE INCOME TAXES	The components of loss before income taxes were as follows:
	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
U.S.	142,514	3,577,621
Foreign	-	-
Total	142,514	3,577,621
The components of loss before income taxes were as follows:
Year Ended December 31, 2023
U.S.	5,078,067
Foreign	-
Total	5,078,067

SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXES

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Tax at statutory rate 21%	(25,665)	(41,500)
State taxes	(6,722)	(10,869)
Change in valuation allowance	32,387	52,370
Income tax expense	-	-

Year Ended December 31, 2023
Tax at statutory rate 21%	(90,436)
State taxes	(23,686)

Change in valuation allowance	114,122
Income tax expense	-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Deferred Income Taxes
Deferred tax assets:
Charitable donation	80	21,200
Stock-based compensation	5,300	874,500
Net operating loss carryforwards	122,214	197,621
Total gross deferred tax assets	127,594	1,093,321
Valuation allowance	(127,594)	(1,093,321)
Net deferred tax assets	-	-
Net deferred tax asset/(liability)	-	-

Year Ended December 31, 2023
Deferred Income Taxes
Deferred tax assets:
Charitable donation	21,200
Stock-based compensation	1,208,857
Net operating loss carryforwards	430,649
Total gross deferred tax assets	1,660,706
Valuation allowance	(1,660,706)
Net deferred tax assets	-
Net deferred tax asset/(liability)	-